SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions [Abstract]
Repayment of amount due to director		$ 513,224	$ 547,888
Directors’ CPF contribution	65,648	47,925	66,219
Directors’ Remuneration	$ 1,863,168	$ 1,547,698	$ 3,658,223